Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	OSPREY BITCOIN TRUST
Entity Central Index Key	0001767057
Entity Tax Identification Number	83-2424407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Brickell Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(914)
Local Phone Number	214-4697
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	777 Brickell Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(914)
Local Phone Number	214-4697
Contact Personnel Name	Gregory D. King